UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2010

Date of Reporting Period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—99.1%
	Alabama—1.1%
$10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., Baptist Health Systems, Inc.,
	5.00%, 11/15/30, Ser. A	Baa2/NR	$8,517,300
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	A3/A	1,120,380
2,650	Tuscaloosa Educational Building Auth. Rev.,
	Stillman College Project, 5.00%, 6/1/26, Ser. A	NR/BBB-	2,418,231

			12,055,911

	Alaska—0.7%
3,550	Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	3,576,732
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	3,928,692

			7,505,424

	Arizona—9.1%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/A+	3,398,010
2,860	5.50%, 1/1/38, Ser. D	NR/A+	2,912,538
29,700	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39	Aa2/AA	29,072,142
	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	Ser. A (g),
41,100	5.00%, 1/1/37	Aa1/AA	42,310,395
10,000	5.00%, 1/1/39	Aa1/AA	10,404,700
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	8,970,360

			97,068,145

	Arkansas—0.2%
13,000	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project,
	zero coupon, 7/1/46 (AMBAC)	Aa3/NR	1,868,750

	California—5.4%
6,000	Golden State Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,717,560
2,500	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	2,539,675
1,365	Lynwood Utility Auth. Rev., 5.00%, 6/1/29, Ser. A (AGC)	Aa3/AAA	1,368,904
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AAA	2,008,080
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. A (AGM)	Aa3/AAA	2,022,580
2,000	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	2,091,840
10,500	State, GO, 6.00%, 4/1/38	Baa1/A-	10,825,290
	Statewide Communities Dev. Auth. Rev.,
4,305	Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	3,637,854
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	Aa2/AA	6,252,620
19,500	6.75%, 2/1/38	Aa2/AA	22,035,780

			57,500,183

	Colorado—4.1%
11,250	City & Cnty. of Denver Airport Rev., 5.00%, 11/15/25, Ser. B (AGM)	Aa3/AAA	11,312,437
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	NR/NR	787,160
9,500	Catholic Health Initiatives, 5.50%, 3/1/32	WR/AA	10,011,195
500	Evangelical Lutheran, 6.125%, 6/1/38	A3/A-	501,885

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

	Colorado (continued)
$18,305	Exempla, Inc., 5.625%, 1/1/33	A1/A-	$18,305,732
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	Inc. Project, 5.875%, 6/1/37 (a)(c)	NR/BB	1,384,820
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	1,579,707

			43,882,936

	Connecticut—0.1%
1,250	Harbor Point Infrastructure Improvement Dist.,
	Tax Allocation, 7.875%, 4/1/39, Ser. A	NR/NR	1,285,288

	Florida—5.6%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	A3/A-	1,097,020
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	618,312
8,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (g)	Aa3/AA	8,832,690
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	A2/AA-	1,017,470
3,000	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.625%, 11/15/37, Ser. B	A1/AA-	3,052,440
2,335	Hillsborough Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa1/BBB	2,371,262
7,135	Jacksonville Health Facs. Auth. Rev.,
	Ascension Health, 5.25%, 11/15/32, Ser. A	Aa1/AA	7,259,078
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	2,785,230
3,490	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,518,269
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	399,845
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (g)	Aa1/AAA	8,201,543
6,205	State Governmental Utility Auth. Rev.,
	Barefoot Bay Utilities System, 5.00%, 10/1/29 (AMBAC)	WR/NR	6,213,129
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	Baa1/A	3,284,750
10,000	Tallahassee Rev., 5.00%, 10/1/37 (g)	Aa2/AA	10,176,300
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC-NPFGC)	WR/A+	594,915

			59,422,253

	Georgia—0.2%
2,775	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	2,181,206

	Illinois—13.3%
2,935	Central Lake Cnty. JT Action Water Agcy. Rev.,
	5.125%, 5/1/28, Ser. A (AMBAC)	Aa3/NR	3,031,650
	Chicago, GO, Ser. C,
10,000	5.00%, 1/1/34 (g)	Aa3/AA-	10,170,700
4,065	5.50%, 1/1/40 (FGIC-NPFGC)	Aa3/AA-	4,162,682
	Chicago, Special Assessment, Lake Shore East,
3,162	6.625%, 12/1/22	NR/NR	2,998,936
6,700	6.75%, 12/1/32	NR/NR	6,147,719
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AAA	1,271,787
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	Baa1/A	5,106,800
6,440	Cook Cnty., Capital Improvements, GO,
	5.00%, 11/15/28, Ser. A (FGIC-NPFGC)	Aa3/AA	6,510,132
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	1,923,575

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

	Illinois (continued)
$250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(e)	NR/NR	$76,202
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	990,170
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A2/A	782,264
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	Baa1/BBB+	1,978,020
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A (e)	NR/NR	543,255
20,100	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	19,472,076
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC) (h)	WR/A	70,292,671
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,500	6.55%, 1/1/20	NR/NR	4,179,285
2,900	7.00%, 1/1/28	NR/NR	2,510,907

			142,148,831

	Indiana—0.3%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,613,775
4,125	Fort Wayne Pollution Control Rev., General Motors Corp. Project,
	6.20%, 10/15/25 (e)	WR/NR	1,031,250
990	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.80%, 9/1/47 (a)(c)	NR/NR	812,147

			3,457,172

	Iowa—4.3%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	NR/NR	184,695
1,075	5.50%, 11/15/37	NR/NR	728,259
4,500	Edgewater LLC Project, 6.75%, 11/15/42	NR/NR	4,044,870
850	Wedum Walnut Ridge LLC Project,
	5.625%, 12/1/45, Ser. A (b)	NR/NR	531,658
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	40,119,360

			45,608,842

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	A1/AA-	531,665

	Kentucky—0.8%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
2,000	5.375%, 8/15/24	Aa3/NR	2,154,200
2,500	5.625%, 8/15/27	Aa3/NR	2,690,575
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,506,450
1,000	Owensboro Healthcare Systems, 6.375%, 6/1/40, Ser. A (d)	Baa2/NR	996,550

			8,347,775

	Louisiana—4.2%
1,000	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
	Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A	A3/BBB+	972,970
3,300	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	Baa1/NR	2,926,605
44,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	41,437,405

			45,336,980

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

	Maryland—0.5%
	Health & Higher Educational Facs. Auth. Rev.,
$1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	$1,011,530
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	706,374
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	4,049,595

			5,767,499

	Massachusetts—7.9%
4,610	Dev. Finance Agcy. Rev., Adventcare Project, 6.75%, 10/15/37, Ser. A	NR/NR	3,931,316
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa3/AA-	3,129,129
	State Turnpike Auth. Rev., Ser. A,
4,295	4.75%, 1/1/34 (AMBAC)	A1/AA	4,123,071
51,830	5.00%, 1/1/37 (NPFGC)	Baa1/A	50,850,413
10,325	5.00%, 1/1/39 (AMBAC)	A1/AA	10,246,323
12,050	Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (AGM) (g)	Aa2/AAA	12,050,723

			84,330,975

	Michigan—3.0%
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,899,256
800	Public Educational Facs. Auth. Rev., 6.50%, 9/1/37 (a)(c)	NR/BBB-	759,856
3,000	Royal Oak Hospital Finance Auth. Rev.,
	William Beaumont Hospital, 8.25%, 9/1/39	A1/A	3,562,860
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	5,102,250
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,291,425
1,925	6.00%, 4/1/22	A2/A	1,953,990
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	4,742,100

			32,311,737

	Minnesota—0.6%
280	Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	231,274
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,164,510
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	NR/NR	2,571,677
1,530	6.125%, 10/1/39	NR/NR	1,500,226
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	NR/NR	419,270
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	399,400

			6,286,357

	Mississippi—0.4%
3,605	Business Finance Corp. Rev., System Energy Res., Inc. Project,
	5.875%, 4/1/22	Ba1/BBB	3,590,327
740	Dev. Bank Special Obligation Rev., Capital Projects and Equipment
	Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	WR/NR	712,820

			4,303,147

	Nevada—0.3%
1,450	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC-NPFGC)	Aa1/AA+	1,458,236
1,620	State, GO, 5.00%, 5/15/28, Ser. A (FGIC-NPFGC)	Aa2/AA+	1,622,738

			3,080,974

PIMCO Municipal Income Fund II Schedule of Investments February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

	New Hampshire—0.2%
$2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39	Baa1/BBB+	$2,012,100
360	Health & Education Facs. Auth. Rev., Catholic Medical Center, 6.125%, 7/1/32, Ser. A	Baa1/BBB+	360,166

			2,372,266

	New Jersey—3.2%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project, 5.625%, 1/1/38	NR/NR	794,931
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	NR/NR	452,545
	Kapkowski Road Landfill Project, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	4,077,720
11,405	5.75%, 4/1/31	Baa3/NR	11,267,228
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	1,501,830
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,550,083
3,300	State Educational Facs. Auth. Rev., Fairfield Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	3,352,767
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,080,060
13,150	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	8,915,963

			33,993,127

	New Mexico—0.5%
	Farmington Pollution Control Rev.,
2,000	5.80%, 4/1/22, Ser. A	Baa3/BB+	2,000,900
3,000	5.80%, 4/1/22, Ser. C	Baa3/BB+	3,001,350

			5,002,250

	New York—2.1%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	987,540
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	A1/A	1,521,916
10,000	5.25%, 10/1/35 (g)	A1/A	10,112,400
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,012,935
2,830	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (g)	Aa2/AAA	2,911,787
	Second Generation Resolutions,
4,000	4.75%, 6/15/35, Ser. DD (g)	Aa3/AA+	4,029,120
2,000	5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	2,075,060
250	Suffolk Cnty. Industrial Dev. Agcy. Rev., New York Institute of Technology, 5.00%, 3/1/26 (d)	Baa2/BBB+	250,000

			22,900,758

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	488,351
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	707,850

			1,196,201

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	3,592,282

PIMCO Municipal Income Fund II Schedule of Investments February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

	Ohio—1.2%
$7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	$7,523,775
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	1,045,730
1,000	State Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	1,065,370
3,000	State Rev., Cleveland Clinic, 5.50%, 1/1/39, Ser. B	Aa2/AA-	3,105,780

			12,740,655

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System, 5.50%, 7/15/35, Ser. A	A2/A+	1,027,180
1,155	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	Aa3/AA-	1,207,021

			2,234,201

	Pennsylvania—4.1%
	Cumberland Cnty. Municipal Auth. Rev.,
	Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	645,037
670	6.00%, 7/1/35	NR/BBB-	586,679
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	2,860,715
500	Luzerne Cnty. Industrial Dev. Auth. Rev.,
	Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	508,630
	Montgomery Cnty. Higher Education & Health Auth. Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,004,750
3,750	5.125%, 6/1/32	NR/A	3,683,775
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AAA	17,431,460
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	11,601,740
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	511,305
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	WR/NR	485,105

			43,319,196

	Rhode Island—6.6%
76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	70,276,212

	South Carolina—1.5%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A	994,820
	Jobs-Economic Dev. Auth. Rev., Ser. B,
500	Anmed Health, 5.50%, 2/1/38 (AGC)	NR/AAA	518,870
13,850	Bon Secours Health System, 5.625%, 11/15/30	A3/A-	13,806,788
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA-	1,060,060

			16,380,538

	Tennessee—0.6%
1,750	Claiborne Cnty. Industrial Dev. Rev., Board Lincoln Memorial Univ.,
	6.625%, 10/1/39	NR/NR	1,735,300
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	NR/BBB+	448,115
	Tennessee Energy Acquisition Corp. Rev.,
3,000	5.00%, 2/1/23, Ser. C	Baa1/A	2,977,350

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

	Tennessee (continued)
$700	5.25%, 9/1/21, Ser. A	Ba3/BB+	$704,802
700	5.25%, 9/1/22, Ser. A	Ba3/BB+	701,267

			6,566,834

	Texas—13.3%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	137,983
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	NR/A-	6,261,060
2,500	Dallas Civic Center Rev., 5.25%, 8/15/38 (AGC)	Aa3/AAA	2,557,900
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev., Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	Aa2/AA	3,878,213
12,700	5.50%, 10/1/39	Aa2/AA	13,158,470
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	NR/NR	519,190
5,500	Houston Airport Rev., 5.00%, 7/1/25, Ser. C (FGIC-NPFGC)	A2/A	5,512,705
3,170	Little Elm Independent School Dist., GO, 5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,332,811
	Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	A2/A	436,347
15,300	6.25%, 12/15/26, Ser. D	A2/A	16,371,459
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A3/A+	10,517,124
10,300	5.50%, 12/15/38	A3/A+	10,595,198
	North Texas Tollway Auth. Rev.,
6,250	4.75%, 1/1/29 (FGIC-NPFGC)	A2/A	6,120,125
5,000	5.625%, 1/1/33, Ser. B	A2/A-	5,151,000
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,230,264
1,250	6.25%, 1/1/39, Ser. A	A2/A-	1,351,050
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Caa3/CCC	1,060,980
10,000	San Antonio Electric & Gas Sys Rev., 5.00%, 2/1/32 (g)	Aa1/AA	10,595,500
	State, Mobility Fund, GO (g),
10,025	4.75%, 4/1/35, Ser. A	Aa1/AA+	10,146,402
17,500	4.75%, 4/1/36	Aa1/AA+	17,692,675
3,250	State, Water Financial Assistance, GO, 5.00%, 8/1/36	Aa1/AA+	3,311,912
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	958,970
8,880	State Turnpike Auth. Rev., 5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/BBB+	8,589,269
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,235,320

			142,721,927

	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,055,300
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	1,180,431

			2,235,731

	Washington—1.7%
1,850	Central Puget Sound Regional Transportation Auth. Rev., 4.75%, 2/1/28 (FGIC-NPFGC)	Aa2/AAA	1,850,074
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AAA	1,382,823

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

	Washington (continued)
$1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	$1,110,650
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	13,346,970

			17,690,517

	Wisconsin—1.1%
	Health & Educational Facs. Auth. Rev.,
90	Froedert & Community Health, 5.375%, 10/1/30	NR/AA-	90,673
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,077,910
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	11,044,200

			12,212,783

	Total Municipal Bonds & Notes (cost—$1,045,099,494)		1,059,717,528

VARIABLE RATE NOTES (f)—0.8%
	Florida—0.3%
2,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.00%, 11/15/31, Ser. C	A1/AA-	2,714,027

	Illinois—0.5%
5,000	State, GO, 12.69%, 4/1/27, Ser. 783 (AGC) (a)(c)(i)	Aa3/NR	5,406,700

	Total Variable Rate Notes (cost—$7,822,560)		8,120,727

SHORT-TERM INVESTMENTS—0.1%
	Financial Services—0.1%
1,400	International Lease Finance Corp., 0.472%, 5/24/10, FRN (cost—$1,343,881)	B1/BB+	1,384,635

	Total Investments (cost—$1,054,265,935)—100.0%		$1,069,222,890

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,001,377, representing 1.1% of total investments.

(b)	Illiquid.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued. To be settled after February 28, 2010.

(e)	In default.

(f)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2010.

(g)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(i)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2010.

(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2010.
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
WR—Withdrawn Rating

Other Investments:

Open reverse repurchase agreements at February 28, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Credit Suisse First Boston	0.55%	2/16/10	3/16/10	$1,243,228	$1,243,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended February 28, 2010 was $7,807,820 at a weighted average interest rate of 0.77%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $1,384,635.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10

Investments in Securities - Assets
Municipal Bonds & Notes	—	$1,059,717,528	—	$1,059,717,528
Variable Rate Notes	—	8,120,727	—	8,120,727
Short-Term Investments	—	1,384,635	—	1,384,635

Total Investments	—	$1,069,222,890	—	$1,069,222,890

In January of 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: April 19, 2010